Hennion & Walsh, Inc.
2001 Route 46, Waterview Plaza
Parsippany, New Jersey 07054

November 21, 2014

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Smart Trust, High 20 Dividend Strategy Trust, Series 9

(File No. 333-199208) (CIK 1620165)

Ladies/Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”) this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned unit investment trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on November 20, 2014.

Very truly yours,

Smart Trust, High 20 Dividend Strategy Trust, Series 9

By: Hennion & Walsh, Inc.

By                 /s/ KEVIN D. MAHN

Kevin D. Mahn

Authorized Signator